DESCRIPTION OF BUSINESS (Details Narrative)				12 Months Ended
	Jan. 24, 2024 USD ($)	Jan. 24, 2024 CAD ($) $ / shares	Dec. 04, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Accumulated losses				$ (214,291,025)	$ (194,023,660)	$ (172,986,970)	$ (157,317,877)
Working capital				633,149
Cash flows from operations				$ (15,407,462)
Issuance of warrants exercise price | $ / shares			$ 1.12	$ 4.11	$ 3.32	$ 8.50
Gross funding from public offering			$ 1,607,400
Events Occurring After Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Gross funding from private placement	$ 4,607,161	$ 6,219,667
Issuance of warrants exercise price | $ / shares		$ 1.52